UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21418
                                  --------------

                                    Ancora Trust
               ----------------------------------------------------
               (Exact name of registrant as specified in charter)

2000 Auburn Drive, Suite 430, Cleveland, OH                    44122
-------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania Street
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 866-626-2672
                                                   -------------

Date of fiscal year end:   12/31
                        --------

Date of reporting period:  12/31/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


ITEM 1.  REPORTS TO STOCKHOLDERS.

=========================================================================
                                  Ancora Trust
=========================================================================












                                  ANNUAL REPORT

                                DECEMBER 31, 2004








                                  FUND ADVISOR:

                               ANCORA ADVISORS LLC
                              ONE CHAGRIN HIGHLANDS
                                2000 AUBURN DRIVE
                                    SUITE 430
                               CLEVELAND, OH 44122



                            TOLL FREE: (866) 626-2672

Dear Shareholder:

The first full year of operations for the Ancora Funds was a great success. The asset base of the four funds grew from essentially zero to nearly $30 million, while performance across the board was excellent. This report will detail the particulars of that performance.

The year began with strong upward momentum in both the stock and bond markets. From the beginning of April through the end of May the bond market experienced a sharp decline, primarily in response to some positive economic numbers, suggesting that inflation was about to rise. Bonds then rallied ending the year slightly positive, primarily the result of stated FED policy to contain rising prices.

From the end of February through mid-year, the stock market was essentially flat, declining from late June and into August. From its low in August, stocks rallied through December sending the major market indices advancing approximately 10% for the entire year.

In spite of weak equity prices during the first few weeks of 2005, I do not expect any major market declines in the months ahead. Although stocks are not as undervalued as they were two years ago, neither are they overvalued. In an expanding economy, good investments continue to be available.

Bond valuations present more of a challenge as FED policy to continue to increase short term rates ultimately will put upward "drag along" pressure on long term rates. Additionally, an extremely negative balance of trade, a weak dollar and large federal deficits all present potential inflationary conditions. At the moment, with inflation still contained, the bond market remains stable.


Sincerely,


Richard A Barone


















The Funds are distributed by Unified Financial Securities, Inc., Member NASD. As distributor, they have selling agreements with Broker Dealers that have sold you the Ancora Funds.

                               ANCORA INCOME FUND



Despite several periods of high volatility during 2004, the Ancora Income Fund met its objective of providing investors with a good return and a stable net asset value. The Fund generated a return of 4.89% for Class C and 5.10% for Class D for the period January 5, 2004 through December 31, 2004 and beginning in April the Fund paid a monthly dividend of $0.05 per share.

The December dividend of $0.10 per share represented the normal $0.05 distribution plus some additional income earned by the Fund in 2004. In consideration of the "double" payment in December, and to better protect the continuance of our dividend policy going forward, the first $0.05 dividend in 2005 will be in February.

The Ancora Income Fund intends to maintain its portfolio with an average "investment grade" rating as defined by Standard and Poor's and Moody's. Looking ahead, while we expect the line of least resistance in interest rates to be to the upside, we have a decided advantage (but no guarantee) over many other investment grade bond funds. This is due to the fact that the Ancora Income Fund invests primarily in hybrid securities such as convertible bonds and convertible preferreds, as well as closed-end income funds selling at discounts to their respective net asset values. These securities possess the potential (and the risk) of providing a return in excess of the calculated yield.

This means our Fund is highly managed as opposed to most bond funds whose managers tend to be much more complacent. We believe our continued focus on market fundamentals will serve our shareholders well into the future.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc., Member NASD

ANCORA TRUST
ANCORA INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


                                                                                     SHARES                     VALUE
                                                                                 ---------------            ---------------
CONVERTIBLE PREFERRED STOCKS - 7.54%
Ford Motor Company - 6.500%                                                           5,000                  $ 264,375
Glenborough Realty - 7.750%                                                           8,500                    218,875
McKesson Financing - 5.000%                                                           3,000                    151,500
Travelers PPTY Casualty - 4.500%                                                      8,000                    188,000
                                                                                                           ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $811,208)                                                             822,750
                                                                                                           ---------------


CORPORATE BOND TRUST CERTIFICATES - 31.89%
Abbey National Plc. - 7.375% (a)                                                      4,000                    108,200
BAC Capital Trust III - 7.000%                                                       10,000                    268,500
BCH Capital Ltd. - 9.430%                                                             2,100                     55,755
Citigroup Capital VII - 7.125%                                                       12,000                    316,800
Corporate-Backed Trust Certifications Boeing Co. - 6.050%                             2,200                     55,330
Corporate-Backed Trust Certifications BellSouth Corp. - 6.000%                        2,000                     50,420
CorTS Trust Disney - 6.875%                                                          12,000                    315,360
CorTS Trust IBM - 7.000%                                                             11,000                    291,500
CorTS Trust Verizon - 7.375%                                                         11,000                    294,030
General Motors Acceptance Corporation - 7.350%                                       12,500                    319,250
Household Capital Trust V - 10.000%                                                   8,600                    221,278
Lehman Brother Holding Capital Trust IV - 6.375%                                      5,000                    128,900
MBNA Capital D - 8.125%                                                              10,000                    269,400
Morgan Stanley Capital Trust IV - 6.250%                                              6,000                    151,980
NB Capital Corporation - 8.350%                                                       3,900                    108,420
Preferredplus Trust - 6.000%                                                         10,000                    244,900
Southern Company Capital Trust VI - 7.125%                                            6,000                    159,780
Strats Trust Dominion Resources Inc. - 5.900%                                         4,900                    118,335
                                                                                                           ---------------
TOTAL CORPORATE BOND TRUST CERTIFICATES (COST $3,420,694)                                                    3,478,138
                                                                                                           ---------------


PREFERRED STOCKS - 0.36%
AmeriServ Financial, Inc. - 8.450% (b)                                                1,582                     39,756
                                                                                                           ---------------

TOTAL PREFERRED STOCKS (COST $39,685)                                                                           39,756
                                                                                                           ---------------

INVESTMENT COMPANIES - 36.24%

CLOSED-END BOND FUNDS - 31.06%
1838 Bond-Debenture Trading Fund                                                     24,100                    445,850
Allmerica Securities Trust                                                           15,200                    148,048
American Income Fund Inc.                                                            11,100                     91,797
Blackrock Income Opportunity Trust                                                   30,000                    325,500
Global Income Fund, Inc.                                                             12,000                     57,840
MFS Intermediate Income Trust                                                        75,000                    486,000
Pacific American Income Shares, Inc.                                                 13,100                    202,264
Pioneer Interest Shares Inc.                                                         40,400                    462,580
Putnam Master Income Trust                                                           42,000                    275,520
Putnam Premier Income Trust                                                          65,000                    427,700
Van Kampen Bond Fund                                                                 20,700                    368,460
Van Kampen Income Trust                                                              16,500                     96,525
                                                                                                           ---------------
                                                                                                             3,388,084
                                                                                                           ---------------

See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
ANCORA INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

                                                                                     SHARES                     VALUE
                                                                                 ---------------            ---------------
INVESTMENT COMPANIES - 36.24% - CONTINUED

CLOSED-END BOND FUND, SENIOR SECURITIES - 5.18%
Gabelli Global Multi Media Trust - 6.000%                                            10,000                  $ 254,500
Royce Value Trust Inc. - 5.900%                                                      12,500                    310,375
                                                                                                           ---------------
                                                                                                               564,875
                                                                                                           ---------------

TOTAL INVESTMENT COMPANIES (COST $3,926,598)                                                                 3,952,959
                                                                                                           ---------------

REIT PREFERRED SHARES - 8.92%
Developers Diversified Realty Corporation - 8.600%                                   12,000                    322,440
Kimco Realty - 6.650%                                                                10,000                    258,400
Prologis Trust - 6.750%                                                               8,200                    206,886
Public Storage - 7.500%                                                               7,000                    185,500
                                                                                                           ---------------
TOTAL REIT PREFERRED SHARES (COST $966,113)                                                                    973,226
                                                                                                           ---------------

                                                                                   PRINCIPAL
US TREASURIES - 9.17%                                                                AMOUNT
                                                                                 ---------------
US Treasury Bill, 0.00%, 1/06/2005                                              $ 1,000,000                    999,855
                                                                                                           ---------------

TOTAL US TREASURIES (COST $999,855)                                                                            999,855
                                                                                                           ---------------


MONEY MARKET SECURITIES - 6.86%                                                      SHARES
                                                                                 ---------------
First American Government Obligations Fund -
Class A, 1.46%, (c)                                                                 747,837                    747,837
                                                                                                           ---------------

TOTAL MONEY MARKET SECURITIES (COST $747,837)                                                                  747,837
                                                                                                           ---------------

TOTAL INVESTMENTS (COST $10,911,990) - 100.98%                                                            $ 11,014,521
                                                                                                           ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.98)%                                                               (106,624)
                                                                                                           ---------------

TOTAL NET ASSETS - 100.00%                                                                                $ 10,907,897
                                                                                                           ===============



(a) American Depositary Receipt
(b) Non-income producing.
(c) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

See accompanying notes which are an integral part of the financial statements.


--------------------------------------------------------------------------------------------------------------
                                                       Average Annual Total Returns
                                                    (for the periods ended December 31, 2004)


                                                                                            Since Inception
                                                      One Month           Six Months       (January 5, 2004)
                                                  ------------------ --------------------- -------------------

Ancora Income Fund - Class C*                           1.01%               8.36%                4.89%

Ancora Income Fund - Class D*                           1.10%               8.46%                5.10%

Lehman Aggregate Bond Index**                           0.92%               4.19%                4.34%

--------------------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index.


                                [GRAPH OMITTED]

COMPARISON OF THE GROWTH OF $1,000,000 INVESTMENT IN THE ANCORA INCOME FUND -
    CLASS D AND LEHMAN AGGREGATE BOND INDEX

                          Ancora Income Fund Class D - ($1,051,002)        Lehman Aggregate Bond Index - ($1,043,389)
    January 5, 2004               1,000,000.00                                         1,000,000.00
   January 31, 2004               1,003,000.00                                         1,008,000.00
  February 29, 2004               1,004,000.00                                         1,018,886.40
     March 31, 2004               1,013,000.00                                         1,026,528.05
     April 30, 2004                 966,000.00                                           999,838.32
       May 31, 2004                 964,994.80                                           995,838.97
      June 30, 2004                 969,036.66                                         1,001,415.66
      July 31, 2004                 995,446.46                                         1,011,329.68
    August 31, 2004               1,017,923.31                                         1,030,646.08
 September 30, 2004               1,029,195.38                                         1,033,428.82
   October 31, 2004               1,036,424.52                                         1,042,109.62
  November 30, 2004               1,039,523.43                                         1,033,876.96
  December 31, 2004               1,051,002.00                                         1,043,388.62


The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Distributed by Unified Financial Securities, Inc., Member NASD/SIPC.

                               ANCORA EQUITY FUND



From essentially a zero asset base on January 1, 2004, investors poured cash into the Ancora Equity Fund during the first few weeks of the year. Holding cash, whether intended or not (this was not our intention), is not good investment policy during periods of rising stock prices. And so we began the year at a decided disadvantage to an upward moving market.

The low point in the equity markets was reached in August and it corresponded to the point in time we became substantially invested. From January 5, 2004 (commencement of operations) through December 31, 2004, the Ancora Equity Fund advanced 12.50% for Class C & 13.00% for Class D against the S&P 500 index which produced a total return of 9.81%.

The Ancora Equity Fund seeks investments in recognizable companies producing products and/or offering services considered to be among the leaders in their respective industries. In our effort to achieve superior returns while maintaining a diversified portfolio, we invest in approximately 35 to 40 companies, as opposed many other funds which hold considerably more investments.

Currently, the Ancora Equity Fund holds the majority of its investments in Energy, Entertainment, Health & Wellness, Financial Services, Branded Products and Technology. With the global marketplace growing, especially in the Asian economies, the demand for energy continues to increase against a relatively limited supply. Additionally, the baby boomer demographic here in the United States suggests to us that there will continue to be attractive opportunities in entertainment, health care, and financial services, with high end brands especially appealing. Technology in support of all of these areas as well as in the area of personal safety and comfort should continue to forge ahead.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc., Member NASD

ANCORA TRUST
ANCORA EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

                                                                                      SHARES                    VALUE
                                                                                   -------------            ---------------
COMMON STOCKS - 91.09%

AEROSPACE/DEFENSE - 3.63%
Boeing Co.                                                                            2,000                 $  103,540
L 3 Communications Holdings, Inc.                                                     3,000                    219,720
                                                                                                           ---------------
                                                                                                               323,260
                                                                                                           ---------------


COMMERCIAL BANKS - 9.20%
Northern Trust Corp.                                                                  5,000                    242,900
U.S. Bancorp                                                                         10,000                    313,200
Wachovia Corp.                                                                        5,000                    263,000
                                                                                                           ---------------
                                                                                                               819,100
                                                                                                           ---------------

COMMUNICATION - 5.67%
Alltel Corp.                                                                          3,000                    176,280
Comcast Corp. (a)                                                                    10,000                    328,400
                                                                                                           ---------------
                                                                                                               504,680
                                                                                                           ---------------

COMPUTER EQUIPMENT & SOFTWARE - 11.65%
Hewlett Packard Co.                                                                  10,000                    209,700
International Business Machines Corp.                                                 3,000                    295,740
VERITAS Software Corp. (a)                                                           10,000                    285,500
Texas Instruments, Inc.                                                              10,000                    246,200
                                                                                                           ---------------
                                                                                                             1,037,140
                                                                                                           ---------------

CONSUMER PRODUCTS AND SERVICES - 4.97%
Avery Dennison Corp.                                                                  3,000                    179,910
Pier 1 Imports, Inc.                                                                  5,000                     98,500
RadioShack Corp.                                                                      5,000                    164,400
                                                                                                           ---------------
                                                                                                               442,810
                                                                                                           ---------------

ENERGY - 5.39%
Anadarko Petroleum, Inc.                                                              3,500                    226,835
Apache Corp.                                                                          5,000                    252,850
                                                                                                           ---------------
                                                                                                               479,685
                                                                                                           ---------------

ENTERTAINMENT/MEDIA - 12.39%
Gannett Co.                                                                           2,000                    163,400
Harrah's Entertainment, Inc.                                                          5,000                    334,450
Liberty Media Corp. - Class A (a)                                                    25,000                    274,500
Time Warner, Inc. (a)                                                                17,000                    330,480
                                                                                                           ---------------
                                                                                                             1,102,830
                                                                                                           ---------------

FINANCE SERVICES - 16.37%
American Express Co.                                                                  5,000                    281,850
Bear Stearns Co.                                                                      2,000                    204,620
MBNA Corp.                                                                           10,000                    281,900
Merrill Lynch & Co., Inc.                                                             5,000                    298,850
Principal Financial Group                                                             5,000                    204,700
St. Paul Travelers Companies                                                          5,000                    185,350
                                                                                                           ---------------
                                                                                                             1,457,270
                                                                                                           ---------------

See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
ANCORA EQUITY FUND
SCHEDULE OF INVESTMENTS -  CONTINUED
DECEMBER 31, 2004


COMMON STOCKS - 91.09% - CONTINUED                                                    SHARES                    VALUE
                                                                                   -------------            ---------------

HEALTHCARE - 8.74%
Abbott Laboratories, Inc.                                                             5,000                  $ 233,250
Laboratory Corp. of America Holdings (a)                                              5,000                    249,100
Pfizer, Inc.                                                                         11,000                    295,790
                                                                                                           ---------------
                                                                                                               778,140
                                                                                                           ---------------

MACHINERY AND EQUIPMENT - 6.49%
General Electric Co.                                                                  7,000                    255,500
Honeywell International Inc.                                                          5,000                    177,050
Pall Corp.                                                                            5,000                    144,750
                                                                                                           ---------------
                                                                                                               577,300
                                                                                                           ---------------

MEDICAL & LABORATORY INSTRUMENTS - 6.59%
Bio-Rad Laboratories Inc. - Class A (a)                                               3,000                    172,110
Boston Scientific Corp. (a)                                                           5,000                    177,750
Steris Corp. (a)                                                                     10,000                    237,200
                                                                                                           ---------------
                                                                                                               587,060
                                                                                                           ---------------


TOTAL COMMON STOCKS (COST $7,124,310)                                                                        8,109,275
                                                                                                           ---------------

MONEY MARKET SECURITIES - 9.07%
First American Government Obligations Fund -                                        807,585                    807,585
                                                                                                           ---------------
   Class A, 1.46% (b)

TOTAL MONEY MARKET SECURITIES (COST $807,585)                                                                  807,585
                                                                                                           ---------------

TOTAL INVESTMENTS (COST $7,931,895) - 100.16%                                                             $  8,916,860
                                                                                                           ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%                                                                (14,417)
                                                                                                           ---------------

TOTAL NET ASSETS - 100.00%                                                                                $  8,902,443
                                                                                                           ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


See accompanying notes which are an integral part of the financial statements.


---------------------------------------------------------------------------------------------------
                                       Average Annual Total Returns
                                    (for periods ended December 31, 2004)

                                                                                Since Inception
                                       One Month             Six Months        (January 5, 2004)
                                  --------------------- --------------------- ---------------------

Ancora Equity Fund - Class C*            3.88%                 11.39%                12.50%

Ancora Equity Fund - Class D*            4.24%                 11.66%                13.00%

S&P 500 Index**                          3.37%                 7.15%                 9.81%

---------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index.


Comparison of the Growth of $1,000,000 Investment in the Ancora Equity Fund Class D and S&P 500 Index

                                [GRAPH OMITTED]

                           Ancora Equity Fund Class D - ($1,130,000)           S&P 500 Index - ($1,098,071)
    January 5, 2004                  1,000,000.00                                   1,000,000.00
   January 31, 2004                  1,004,000.00                                   1,008,926.06
  February 29, 2004                  1,008,000.00                                   1,022,944.15
     March 31, 2004                  1,002,000.00                                   1,007,513.41
     April 30, 2004                  1,005,000.00                                     991,717.36
       May 31, 2004                  1,018,065.00                                   1,005,299.41
      June 30, 2004                  1,027,154.87                                   1,024,834.34
      July 31, 2004                    989,000.00                                     990,870.82
    August 31, 2004                  1,002,000.00                                     994,851.50
 September 30, 2004                  1,022,000.00                                   1,005,617.71
   October 31, 2004                  1,022,000.00                                   1,020,980.13
  November 30, 2004                  1,084,000.00                                   1,062,276.44
  December 31, 2004                  1,130,000.00                                   1,098,070.87



The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Distributed by Unified Financial Securities, Inc., Member NASD/SIPC.

                           ANCORA SPECIAL OPPORTUNITY



For the very same reasons which put the Ancora Equity Fund in a "catch up" mode for the first half of 2004, the Ancora Special Opportunity Fund began the year holding too much cash in a rising stock market. There is no substitute for timing an investment purchase (or sale for that matter). By the end of the year, in spite of a slow start, we had worked our way to producing a meaningful return for shareholders.

The Ancora Special Opportunity Fund invests in large-cap and micro-cap companies, as well as everything in between. While the Russell 2000 index may represent the average capitalization of our portfolio, it contains only a small portion of the stocks we own. On the other hand, the Wilshire 5000 index contains the vast majority of our investments, and consequently is more representative of our effort. From January 5, 2004 (commencement of operations) through December 31, 2004, the Ancora Special Opportunity Fund advanced 18.73% for Class C and 19.33% for Class D against the Wilshire 5000 index which increased 9.58%.

With the Ancora Special Opportunity Fund, we attempt to select companies which are undergoing meaningful restructurings of their balance sheets and/or their product & service offerings. In addition, we look for companies in which we believe the private market value significantly exceeds the public market value. Finding such value requires that we diligently analyze a company's financials as well as its marketing success. We also find the buying and selling of company shares by insiders to be important considerations in our research.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc., Member NASD

ANCORA TRUST
ANCORA SPECIAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


COMMON STOCKS - 74.53%                                              SHARES                             VALUE
                                                                ---------------                    --------------

COMMUNICATIONS - 7.28%
Shaw Communications Inc.                                            12,000                            $ 219,480
Symmetricom, Inc. (a)                                               20,000                              194,200
UTStarcom, Inc. (a)                                                  5,000                              110,750
                                                                                                   --------------
                                                                                                        524,430
                                                                                                   --------------

COMPUTER EQUIPMENT & SOFTWARE- 18.89%
Echelon Corp. (a)                                                   15,586                              131,546
GTSI Corp. (a)                                                      12,000                              126,120
LaserCard Corp. (a)                                                 10,000                              104,900
OmniVision Technologies, Inc. (a)                                    7,000                              128,450
OSI Systems, Inc. (a)                                               10,000                              227,100
Quantum Corp. (a)                                                   75,000                              196,500
Sun Microsystems, Inc. (a)                                          30,000                              161,400
VERITAS Software Corp. (a)                                          10,000                              285,500
                                                                                                   --------------
                                                                                                      1,361,516
                                                                                                   --------------

CONSUMER PRODUCTS AND SERVICES - 4.46%
Cobra Electronics Corp. (a)                                         10,000                               81,100
Mayor's Jewelers, Inc. (a)                                         100,000                               62,000
The Stephan Company                                                 42,000                              178,500
                                                                                                   --------------
                                                                                                        321,600
                                                                                                   --------------

ENERGY - 2.10%
Whiting Petroleum Corp. (a)                                          5,000                              151,250
                                                                                                   --------------

ENTERTAINMENT - 8.46%
Alliance Gaming Corp. (a)                                           12,000                              165,720
Gray Television, Inc. - Class A                                     12,000                              169,800
Liberty Media Corp. - Class A (a)                                   25,000                              274,500
                                                                                                   --------------
                                                                                                        610,020
                                                                                                   --------------

FINANCIAL SERVICES - 11.20%
BKF Capital Group, Inc.                                              3,000                              113,700
Century Business Services, Inc. (a)                                 50,000                              218,000
First Albany Companies, Inc.                                        14,000                              135,800
Mercer Insurance Group, Inc. (a)                                    10,000                              134,300
New York Community Bancorp, Inc.                                    10,000                              205,700
                                                                                                   --------------
                                                                                                        807,500
                                                                                                   --------------

HEALTHCARE - 7.99%
AP Pharma Inc. (a)                                                  50,000                               82,500
D&K Healthcare Resources, Inc.                                      12,000                               96,960
HEALTHSOUTH Corp. (a)                                               30,000                              191,400
Isotechnika Inc. (a)                                                20,000                               39,200
STERIS Corp. (a)                                                     7,000                              166,040
                                                                                                   --------------
                                                                                                        576,100
                                                                                                   --------------

MACHINERY AND EQUIPMENT - 8.24%
ADC Telecommunications, Inc. (a)                                    75,000                              201,000
Cronos Group                                                        10,000                              103,190
Gardner Denver Inc. (a)                                              3,000                              108,870


See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
ANCORA SPECIAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

                                                                    SHARES                             VALUE
                                                                ---------------                    --------------
COMMON STOCKS - 74.53% - CONTINUED

MACHINERY AND EQUIPMENT - 8.24% - CONTINUED
Gehl Co. (a)                                                         3,000                             $ 70,050
JDS Uniphase Corp. (a)                                              35,000                              110,950
                                                                                                   --------------
                                                                                                        594,060
                                                                                                   --------------

REAL ESTATE - 5.91%
Boykin Lodging Co. (a)                                              25,000                              229,000
Jameson Inns, Inc. (a)                                             100,000                              197,000
                                                                                                   --------------
                                                                                                        426,000
                                                                                                   --------------


TOTAL COMMON STOCKS (COST $4,580,842)                                                                 5,372,476
                                                                                                   --------------


INVESTMENT COMPANIES - 4.25%
New Germany Fund, Inc.                                              10,000                               90,500
Zweig Total Return Fund, Inc.                                       40,375                              216,006
                                                                                                   --------------
                                                                                                        306,506
                                                                                                   --------------

TOTAL INVESTMENT COMPANIES (COST $273,197)                                                              306,506
                                                                                                   --------------
                                                                  PRINCIPAL
US TREASURIES - 13.87%                                              AMOUNT
                                                                ---------------
US Treasury Bill, 0.00%, 1/06/2005                                 $ 1,000,000                          999,832
                                                                                                   --------------

TOTAL US TREASURIES (COST $999,832)                                                                     999,832
                                                                                                   --------------

MONEY MARKET SECURITIES - 9.54%                                     SHARES
                                                                ---------------
First American Government Obligations Fund -                           687,734                          687,734
                                                                                                   --------------
   Class A, 1.46% (b)

TOTAL MONEY MARKET SECURITIES (COST $687,734)                                                           687,734
                                                                                                   --------------

TOTAL INVESTMENTS (COST $6,541,605) - 102.19%                                                      $  7,366,548
                                                                                                   --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.19)%                                                        (157,999)
                                                                                                   --------------

TOTAL NET ASSETS - 100.00%                                                                         $  7,208,549
                                                                                                   ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


See accompanying notes which are an integral part of the financial statements.


--------------------------------------------------------------------------------------------------------
                                                  Average Annual Total Returns
                                              (for the periods ended December 31, 2004)


                                                                                      Since Inception
                                                One Month            Six Months       (January 5, 2004)
                                            ------------------  --------------------- ------------------

Ancora Special Opportunity Fund - Class C*        4.89%                14.38%              18.73%

Ancora Special Opportunity Fund - Class D*        5.04%                14.74%              19.33%

Wilshire 5000 Index**                             3.46%                7.24%                9.58%

--------------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Whilshire 5000 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index.


Comparison of the Growth of $1,000,000 Investment in the Ancora Special Opportunity Fund - Class D and Wilshire 5000 Index

                                [GRAPH OMITTED]

                      Special Opportunity Fund Class D - ($1,193,299)         Wilshire 5000 Index - ($1,095,828)
    January 5, 2004                 1,000,000.00                                        1,000,000.00
   January 31, 2004                 1,016,000.00                                        1,011,265.01
  February 29, 2004                 1,010,000.00                                        1,024,439.91
     March 31, 2004                 1,022,000.00                                        1,012,202.08
     April 30, 2004                 1,012,000.00                                          989,668.39
       May 31, 2004                 1,024,000.00                                        1,001,827.38
      June 30, 2004                 1,040,000.00                                        1,021,845.09
      July 31, 2004                 1,002,000.00                                          982,603.70
    August 31, 2004                 1,004,000.00                                          984,333.88
 September 30, 2004                 1,026,000.00                                          998,848.38
   October 31, 2004                 1,056,000.00                                        1,013,769.06
  November 30, 2004                 1,136,000.00                                        1,059,205.93
  December 31, 2004                 1,193,299.31                                        1,095,827.75



The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Distributed by Unified Financial Securities, Inc., Member NASD/SIPC.

                                ANCORA BANCSHARES



Although investment managers generally do not like holding cash, it makes sense to us if we believe our target investment universe doesn't present us with potentially profitable investment opportunities. As managers of Ancora Bancshares we made the decision to hold cash during the beginning weeks of 2004. At the beginning of 2003, we considered the shares of a significant number of banking shares to be undervalued. By the beginning of 2004, these undervalued opportunities had substantially disappeared.

In spite of our analysis of the investment universe, bank stocks continued to advance through all of 2004. The S&P Small Cap Regional Bank Index advanced 23.28% while our portfolio, which was about 60% invested for most of the year, gained 8.80% for Class A and 8.50% for Class D, for the period January 6, 2004 (commencement of operations) through December 31, 2004 (excluding any sales load or contingent deferred sales charges). We believe the significant decline in this Index during the first few weeks of 2005, justifies our position and may open up some additional investment opportunities.

Ancora Bancshares seeks ownership of growing, well managed community and small regional banks. In the past, these securities have enjoyed, as they grew over time, expansion in their price to earnings multiples, and many were eventually acquired by larger institutions. We believe that if we purchase well researched bank stocks at the right price, these same opportunities will continue to be available in the future.

Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The funds are distributed by Unified Financial Securities, Inc., Member NASD

ANCORA TRUST
ANCORA BANCSHARES
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


COMMON STOCKS - 64.82%                                                             SHARES                    VALUE
                                                                               ----------------          --------------

FINANCIAL SERVICES - 1.78%
First Albany Companies, Inc.                                                         5,500                 $ 53,350
                                                                                                         --------------

INSURANCE - 2.62%
Mercer Insurance Group, Inc. (a)                                                     3,000                   40,290
Montpelier Re Holdings Ltd.                                                          1,000                   38,450
                                                                                                         --------------
                                                                                                             78,740
                                                                                                         --------------

SAVINGS INSTITUTIONS - 23.87%
FirstFed Financial Corp. (a)                                                         2,000                  103,740
First Niagara Financial Group, Inc.                                                 10,000                  139,500
Franklin Bank Corp. (a)                                                              6,000                  109,500
Itla Capital Corporation (a)                                                         2,200                  129,338
New York Community Bancorp, Inc.                                                     7,000                  143,990
Sovereign Bancorp, Inc.                                                              4,000                   90,200
                                                                                                         --------------
                                                                                                            716,268
                                                                                                         --------------

COMMERCIAL BANKS - 36.55%
AmeriServ Financial, Inc. (a)                                                           10,000               51,900
Bryn Mawr Bank Corp.                                                                     4,000               87,960
Central Pacific Financial Corp.                                                          3,300              119,361
Columbia Bancorp                                                                         7,000              136,990
Commerce Bancshares, Inc.                                                                1,575               79,065
First Community Bancshares, Inc.                                                         3,000              108,240
Irwin Financial Corp.                                                                    3,000               85,170
Mercantile Bankshares Corp.                                                              2,000              104,400
North Fork Bancorporation, Inc.                                                          4,000              115,400
Oriental Financial Group Inc.                                                            3,300               93,423
Sky Financial Group, Inc.                                                                4,000              114,680
                                                                                                         --------------
                                                                                                          1,096,589
                                                                                                         --------------

TOTAL COMMON STOCKS (COST $1,682,774)                                                                     1,944,947
                                                                                                         --------------

                                                                                  PRINCIPAL
US TREASURIES - 33.32%                                                             AMOUNT
                                                                               ----------------
US Treasury Bill, 0.00%, 1/6/2005                                                  $ 1,000,000              999,832
                                                                                                         --------------


TOTAL US TREASURIES (COST $999,832)                                                                         999,832
                                                                                                         --------------

TOTAL INVESTMENTS (COST $2,682,606) - 98.14%                                                           $  2,944,779
                                                                                                         --------------

OTHER ASSETS LESS LIABILITIES - 1.86%                                                                        55,732
                                                                                                         --------------

TOTAL NET ASSETS - 100.00%                                                                             $  3,000,511
                                                                                                         ==============

(a) Non-income producing.


See accompanying notes which are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------------
                                        Average Annual Total Returns***
                                    (for the periods ended December 31, 2004)

                                                                                    Since Inception
                                           One Month             Six Months        (January 6, 2004)
                                      --------------------- --------------------- ---------------------

Ancora Bancshares - Class A*                 -5.49%                1.52%                 0.75%

Ancora Bancshares - Class D*                 -0.47%                6.92%                 6.60%

S&P Small Cap Regional Bank Index**          -0.64%                14.39%                23.28%
-------------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. ** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Small Cap Regional Bank Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index.
*** The return above is presented with the effect of sales load or contingent deferred sales charges. Had the charges not been incurred, annual returns would be as follows:

-------------------------------------------------------------------------------------------------------
                                            Average Annual Total Returns
                                      (for the periods ended December 31, 2004)

                                                                                     Since Inception
                                          One Month             Six Months         (January 6, 2004)
                                     -------------------- ----------------------- ---------------------

Ancora Bancshares - Class A                 2.06%                 9.68%                  8.80%
Ancora Bancshares - Class D                 1.31%                 8.83%                  8.50%
-------------------------------------------------------------------------------------------------------

Comparison of the Growth of $1,000,000 Investment in the Ancora Bancshares - Class D and S&P Small Cap
                                Regional Bank Index

                                [GRAPH OMITTED]

                      Ancora Bancshares Class D - ($1,085,000)       S&P Small Cap Index - ($1,232,837)
    January 6, 2004              1,000,000.00                                  1,000,000.00
   January 31, 2004                998,000.00                                  1,023,930.49
  February 29, 2004                998,000.00                                  1,055,177.90
     March 31, 2004              1,009,000.00                                  1,052,912.71
     April 30, 2004                987,000.00                                  1,005,920.75
       May 31, 2004                986,000.00                                  1,041,632.97
      June 30, 2004                997,000.00                                  1,077,765.81
      July 31, 2004                992,000.00                                  1,062,640.16
    August 31, 2004              1,009,000.00                                  1,103,398.27
 September 30, 2004              1,016,000.00                                  1,102,057.67
   October 31, 2004              1,025,000.00                                  1,175,441.39
  November 30, 2004              1,071,000.00                                  1,240,773.59
  December 31, 2004              1,085,000.00                                  1,232,837.29



The chart above assumes an initial investment of $1,000,000 made on January 6, 2004 (commencement of Fund operations) and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Distributed by Unified Financial Securities, Inc., Member NASD/SIPC.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
            -------------------------------------------------------

To The Shareholders and
Board of Trustees of
Ancora Trust

We have auditied the accompanying statements of assets and liabilities, including the schedules of investments, of the Ancora Trust comprising the Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund and Ancora Bancshares as of December 31, 2004, and the related statements of operations, changes in net assets, and the financial highlights for the period from commencement of operations through December 31, 2004. These financial statements are financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of investments and chass held as of December 31, 2004 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits proved a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective portfolios constituting the Ancora Trust as of December 31, 2004, the results of their operations, the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy

Westlake, Ohio
February 25, 2005

ANCORA TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                                               ANCORA
                                                            ANCORA            ANCORA           SPECIAL
                                                            INCOME            EQUITY         OPPORTUNITY        ANCORA
                                                             FUND              FUND             FUND          BANCSHARES
                                                         --------------    --------------   --------------   --------------
ASSETS
Investments in securities:
    At Cost                                               $ 10,911,990       $ 7,931,895      $ 6,541,605      $ 2,682,606
                                                         ==============    ==============   ==============   ==============
    At Value                                              $ 11,014,521       $ 8,916,860      $ 7,366,548      $ 2,944,779

Cash                                                                 -                 -                -           65,487
Interest receivable                                              1,552               777            1,658                -
Dividends receivable                                            39,005             9,000            2,614            1,685
Prepaid expenses                                                 4,328             3,054            2,451            1,703
                                                         --------------    --------------   --------------   --------------
     TOTAL ASSETS                                           11,059,406         8,929,691        7,373,271        3,013,654
                                                         --------------    --------------   --------------   --------------

LIABILITIES
Administration fees payable                                        912               739              602              252
Cash distributions payable                                      87,479                 -          114,225                -
Payable to advisor                                                  17             7,389            6,018            3,977
12b-1 fees payable                                               3,734             4,378            2,988              561
Payable for investments purchased                               37,539                 -           24,250                -
Accrued expenses                                                21,828            14,742           16,639            8,353
                                                         --------------    --------------   --------------   --------------
     TOTAL LIABILITIES                                         151,509            27,248          164,722           13,143
                                                         --------------    --------------   --------------   --------------



NET ASSETS:                                               $ 10,907,897       $ 8,902,443      $ 7,208,549      $ 3,000,511
                                                         ==============    ==============   ==============   ==============
  (unlimited number of shares authorized)

NET ASSETS CONSIST OF:
Paid in capital                                             10,904,337         7,919,789        6,270,670        2,739,119
Accumulated undistributed net investment income (loss)           2,191                 -                -                -
Accumulated net realized gain (loss) on:
       Investment securities                                  (101,162)           (2,311)         112,936             (781)
Net unrealized appreciation (depreciation) on:
       Investment securities                                   102,531           984,965          824,943          262,173
                                                         --------------    --------------   --------------   --------------

Net Assets                                                $ 10,907,897       $ 8,902,443      $ 7,208,549      $ 3,000,511
                                                         ==============    ==============   ==============   ==============


SHARES OUTSTANDING                                           1,093,442           790,053        1,236,274          276,468
                                                         --------------    --------------   --------------   --------------


See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2004

                                                                                               ANCORA
                                                            ANCORA            ANCORA           SPECIAL
                                                            INCOME            EQUITY         OPPORTUNITY        ANCORA
                                                             FUND              FUND             FUND          BANCSHARES
                                                         --------------    --------------   --------------   --------------

CLASS A:

 Net assets applicable to Class A shares                      N/A               N/A              N/A              $ 83,625
                                                         --------------    --------------   --------------   --------------

 Shares outstanding (unlimited numbers of shares              N/A               N/A              N/A                 7,684
                                                         --------------    --------------   --------------   --------------
      authorized)

 Net asset value per share                                     N/A              N/A              N/A               $ 10.88
                                                         ==============    ==============   ==============   ==============


 Maximum offering price per share                             N/A               N/A              N/A               $ 11.54 (a)
                                                         ==============    ==============   ==============   ==============


 Minimum redemption price per share                           N/A               N/A              N/A               $ 10.69 (b)
                                                         ==============    ==============   ==============   ==============


CLASS C:

Net assets applicable to Class C shares                    $ 7,585,476       $ 6,414,948      $ 3,925,048         N/A
                                                         ==============    ==============   ==============   ==============

Shares outstanding (unlimited numbers of shares                760,864           569,986          674,640         N/A
                                                         --------------    --------------   --------------   --------------
      authorized)

Net asset value, offering price, and                            $ 9.97           $ 11.25           $ 5.82         N/A
                                                         ==============    ==============   ==============   ==============
      redemption price per share


CLASS D:

Net assets applicable to Class D shares                    $ 3,322,421       $ 2,487,495      $ 3,283,501      $ 2,916,886
                                                         ==============    ==============   ==============   ==============

Shares outstanding (unlimited numbers of shares                332,578           220,067          561,634          268,784
                                                         --------------    --------------   --------------   --------------
       authorized)

Net asset value and offering price per share                    $ 9.99        $ 11.30              $ 5.85  11.30   $ 10.85
                                                         ==============    ==============   ==============   ==============


 Minimum redemption price per share                           N/A               N/A              N/A               $ 10.66 (b)
                                                         ==============    ==============   ==============   ==============


(a)   Shares subject to a maximum sales load of 5.75%.
(b) Shares are subject to a 1.75% redemption fee on shares redeemed within one year of purchase. The fee decreases to 1.00% in the second year and is eliminated after that.


See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
STATEMENTS OF OPERATIONS
PERIODS ENDED DECEMBER 31, 2004

                                                                                            ANCORA
                                                           ANCORA          ANCORA          SPECIAL
                                                           INCOME          EQUITY        OPPORTUNITY         ANCORA
                                                            FUND      (a)   FUND     (a)     FUND      (a) BANCSHARES   (b)
                                                        --------------   ------------   ---------------   --------------
INVESTMENT INCOME
Dividend income                                             $ 631,676       $ 60,038          $ 96,772         $ 18,548
Interest income                                                 6,680          9,718            10,265               76
                                                        --------------   ------------   ---------------   --------------
  TOTAL INCOME                                                638,356         69,756           107,037           18,624
                                                        --------------   ------------   ---------------   --------------

EXPENSES
Investment advisor fee                                         84,371         61,794            53,514           36,077
12b-1 fees
   Class A                                                          -              -                 -              244
   Class C                                                     29,031         31,280            20,258                -
   Class D                                                      6,621          5,042             6,654            5,761
Fund accounting expenses                                       27,823         27,882            30,039           27,882
Transfer agent expenses                                        16,843         16,241            16,229           15,651
Auditing expenses                                              14,221         10,904             8,942            4,533
Administration expenses                                         8,412          6,160             5,336            2,403
Custodian expenses                                              7,966          2,273             5,908              931
Pricing expenses                                                3,451          2,039             2,511            1,101
Legal expenses                                                  1,599          1,599             1,600            1,599
Miscellaneous expenses                                          1,516          1,514             1,519            1,519
Insurance expenses                                              1,339          1,249             1,333              892
Printing expenses                                                 464          1,003               252              227
Registration expenses
   Class A                                                          -              -                 -               47
   Class C                                                        753            697               698                -
   Class D                                                        343            338               685            1,089
Trustees expenses                                                 600            600               600              600
                                                        --------------   ------------   ---------------   --------------
  TOTAL EXPENSES                                              205,353        170,615           156,078          100,556
Waived fees                                                   (43,166)             -                 -                -
                                                        --------------   ------------   ---------------   --------------
Total operating expenses                                      162,187        170,615           156,078          100,556
                                                        --------------   ------------   ---------------   --------------
NET INVESTMENT INCOME (LOSS)                                  476,169       (100,859)          (49,041)         (81,932)
                                                        --------------   ------------   ---------------   --------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment securities            (101,162)        78,111           304,472           60,149
Change in unrealized appreciation (depreciation)
   on investment securities                                   102,531        984,965           824,943          262,173
                                                        --------------   ------------   ---------------   --------------
Net realized and unrealized gain on
   investment securities                                        1,369      1,063,076         1,129,415          322,322
                                                        --------------   ------------   ---------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 477,538      $ 962,217       $ 1,080,374        $ 240,390
                                                        ==============   ============   ===============   ==============


(a) The commencement of operations is January 5, 2004.
(b) The commencement of operations is January 6, 2004.


See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2004

                                                                                   ANCORA
                                                     ANCORA         ANCORA         SPECIAL
                                                     INCOME         EQUITY       OPPORTUNITY      ANCORA
                                                      FUND     (a)   FUND     (a)   FUND     (a) BANCSHARES  (b)
                                                  -------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                       $ 476,169     $ (100,859)     $ (49,041)     $ (81,932)
  Net realized gain (loss) on investment
      securities                                      (101,162)        78,111        304,472         60,149
  Change in net unrealized appreciation
      (depreciation)                                   102,531        984,965        824,943        262,173
                                                  -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
       resulting from operations                       477,538        962,217      1,080,374        240,390
                                                  -------------   ------------   ------------   ------------

DISTRIBUTIONS
  From net investment income, Class C                 (323,660)             -              -              -
  From net investment income, Class D                 (150,318)             -              -              -
  From net realized gain, Class C                            -              -        (77,674)             -
  From net realized gain, Class D                            -              -        (64,821)             -
                                                  -------------   ------------   ------------   ------------
  Total distributions                                 (473,978)             -       (142,495)             -
                                                  -------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS - CLASS A
  Proceeds from sale of shares                               -              -              -        120,688
  Shares issued in reinvestment of dividends                 -              -              -              -
  Shares redeemed                                            -              -              -        (47,882)
                                                  -------------   ------------   ------------   ------------
                                                             -              -              -         72,806
                                                  -------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS - CLASS C
   Proceeds from sale of shares                      8,271,425      6,016,795      3,807,905              -
   Shares issued in reinvestment of dividends           41,925              -         19,057              -
   Shares redeemed                                    (715,853)      (282,326)      (400,525)             -
                                                  -------------   ------------   ------------   ------------
                                                     7,597,497      5,734,469      3,426,437              -
                                                  -------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS - CLASS D
   Proceeds from sale of shares                      3,522,507      2,334,962      2,978,412      2,687,315
   Shares issued in reinvestment of dividends           20,328              -          8,056              -
   Shares redeemed                                    (235,995)      (129,205)      (142,235)             -
                                                  -------------   ------------   ------------   ------------
                                                     3,306,840      2,205,757      2,844,233      2,687,315
                                                  -------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                          10,904,337      7,940,226      6,270,670      2,760,121
                                                  -------------   ------------   ------------   ------------
TOTAL INCREASE IN NET ASSETS                        10,907,897      8,902,443      7,208,549      3,000,511
                                                  -------------   ------------   ------------   ------------


NET ASSETS
  Beginning of period                             $          -    $         -    $         -    $         -
                                                  -------------   ------------   ------------   ------------

  End of period                                   $ 10,907,897    $ 8,902,443    $ 7,208,549    $ 3,000,511
                                                  =============   ============   ============   ============

Accumulated undistributed net investment income   $      2,191     $        -     $        -    $         -
                                                  -------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS - A SHARES
  Shares sold                                                -              -              -         12,134
  Shares issued in reinvestment of distributions             -              -              -              -
  Shares repurchased                                         -              -              -         (4,450)
                                                  -------------   ------------   ------------   ------------

  Net increase from capital share transactions               -              -              -          7,684
                                                  =============   ============   ============   ============

CAPITAL SHARE TRANSACTIONS - C SHARES
  Shares sold                                          829,581        597,971        748,945              -
  Shares issued in reinvestment of distributions         4,255              -          3,297              -
  Shares repurchased                                   (72,972)       (27,985)       (77,602)             -
                                                  -------------   ------------   ------------   ------------

  Net increase from capital share transactions         760,864        569,986        674,640              -
                                                  =============   ============   ============   ============

CAPITAL SHARE TRANSACTIONS - D SHARES
  Shares sold                                          354,303        232,793        588,378        268,784
  Shares issued in reinvestment of distributions         2,064              -          1,387              -
  Shares repurchased                                   (23,789)       (12,726)       (28,131)             -
                                                  -------------   ------------   ------------   ------------

  Net increase from capital share transactions         332,578        220,067        561,634        268,784
                                                  =============   ============   ============   ============


(a) The commencement of operations is January 5, 2004.
(b) The commencement of operations is January 6, 2004.


See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST - CLASS A
FINANCIAL HIGHLIGHTS
PERIOD ENDED DECEMBER 31, 2004

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               ANCORA
                                                                                             BANCSHARES   (a)
                                                                                            --------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                                                         $      10.00
                                                                                            --------------
Income from investment operations
  Net investment  (loss)                                                                            (0.43)
  Net realized and unrealized gain                                                                   1.31
                                                                                            --------------
Total from investment operations                                                                     0.88
                                                                                            --------------

Net asset value, end of period                                                               $      10.88
                                                                                            ==============

TOTAL RETURN (B) (C)                                                                                8.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                                                     $ 84
Ratio of expenses to average net assets                                                             4.20% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                                    4.20% (d)
Ratio of net investment income to
   average net assets                                                                             (3.41)% (d)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                               (3.41)% (d)
Portfolio turnover rate                                                                            57.50%

(a) The commencement of operations is January 6, 2004.
(b) Not annualized.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Annualized.


See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST - CLASS C
FINANCIAL HIGHLIGHTS
PERIOD ENDED DECEMBER 31, 2004

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                                                               ANCORA
                                                                             ANCORA          ANCORA           SPECIAL
                                                                             INCOME          EQUITY         OPPORTUNITY
                                                                              FUND     (a)    FUND     (a)     FUND      (a)
                                                                           ------------    ------------    --------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                                           $ 10.00         $ 10.00            $ 5.00
                                                                           ------------    ------------    --------------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                    0.50           (0.13)            (0.04)
  Net realized and unrealized gain (loss)                                        (0.03)           1.38              0.98
                                                                           ------------    ------------    --------------
Total from investment operations                                                  0.47            1.25              0.94
                                                                           ------------    ------------    --------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     (0.50)              -                 -
  From net realized gain                                                             -               -             (0.12)
                                                                           ------------    ------------    --------------
Total distributions                                                              (0.50)              -             (0.12)
                                                                           ------------    ------------    --------------

Net asset value, end of period                                                 $  9.97         $ 11.25            $ 5.82
                                                                           ============    ============    ==============

TOTAL RETURN (B) (C)                                                             4.89%          12.50%            18.73%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                                $ 7,585         $ 6,415           $ 3,925
Ratio of expenses to average net assets (d)                                      2.00%           2.92%             3.16%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                             2.51%           2.92%             3.16%
Ratio of net investment income to
   average net assets (d)                                                        5.54%         (1.77)%           (1.07)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (d)                          5.03%         (1.77)%           (1.07)%
Portfolio turnover rate                                                         84.62%          45.33%           110.48%

(a) The commencement of operations is January 5, 2004.
(b) Not annualized.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Annualized.


See accompanying notes which are an integral part of the financial statements.

ANCORA TRUST - CLASS D
FINANCIAL HIGHLIGHTS
PERIOD ENDED DECEMBER 31, 2004

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)                                                 ANCORA
                                                                   ANCORA         ANCORA        SPECIAL
                                                                   INCOME         EQUITY       OPPORTUNITY      ANCORA
                                                                    FUND    (a)    FUND    (a)   FUND     (a)  BANCSHARES  (b)
                                                                  ----------    -----------   ------------   -------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                                $ 10.00        $ 10.00         $ 5.00         $ 10.00
                                                                  ----------    -----------   ------------   -------------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                         0.51          (0.12)         (0.03)          (0.29)
  Net realized and unrealized gain (loss)                             (0.02)          1.42           1.00            1.14
                                                                  ----------    -----------   ------------   -------------
Total from investment operations                                       0.49           1.30           0.97            0.85
                                                                  ----------    -----------   ------------   -------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                          (0.50)             -              -               -
  From net realized gain                                                  -              -          (0.12)              -
                                                                  ----------    -----------   ------------   -------------
Total distributions                                                   (0.50)             -          (0.12)              -
                                                                  ----------    -----------   ------------   -------------

Net asset value, end of period                                       $ 9.99        $ 11.30         $ 5.85         $ 10.85
                                                                  ==========    ===========   ============   =============

TOTAL RETURN (C) (D)                                                  5.10%         13.00%         19.33%           8.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                     $ 3,322        $ 2,487        $ 3,284         $ 2,917
Ratio of expenses to average net assets (e)                           1.75%          2.43%          2.67%           4.19%
Ratio of expenses to average net assets
   before waiver & reimbursement (e)                                  2.26%          2.43%          2.67%           4.19%
Ratio of net investment income to
   average net assets (e)                                             5.88%        (1.35)%        (0.76)%         (3.41)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (e)               5.37%        (1.35)%        (0.76)%         (3.41)%
Portfolio turnover rate                                              84.62%         45.33%        110.48%          57.50%

(a) The commencement of operations is January 5, 2004.
(b) The commencement of operations is January 6, 2004.
(c) Not annualized.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Annualized.


See accompanying notes which are an integral part of the financial statements.

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

NOTE 1. ORGANIZATION

Ancora Income Fund (the "Income Fund"), Ancora Equity Fund (the "Equity Fund"), Ancora Special Opportunity Fund (the "Special Opportunity Fund") and Ancora Bancshares (the "Bancshares") (each, a "Fund" and collectively, the "Funds") are each a separate series of Ancora Trust (the "Trust"), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Trust's Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund's investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Equity Fund's investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares. The Special Opportunity Fund's investment objective is obtaining a high total return. The Bancshares's investment objective is obtaining a high total return. Each Fund is an "open-end" management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund, other than Bancshares, is a "diversified" company as defined in the 1940 Act. The Board of Trustees (the "Board") of the Trust has authorized that shares of the Fund may be offered in three classes: Class A, Class C and Class D. Class A, Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class A shares are sold with a front-end sales charge. Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. There is a redemption fee for Class A and Class D of Bancshares of 1.75% in the first year declining to 1.00% in the second year and eliminated thereafter. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation- The price of Fund shares is based on the Fund's net asset value ("NAV"). The value of each portfolio instrument held by the Funds is determined by using market prices. If market quotations are not readily available or if an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices of the same securities.

Use Of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes- The Funds' policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions To Shareholders- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund. As of December 31, 2004, the following reclassifications were made:


            FUND                 NET INVESTMENT LOSS        NET REALIZED SHORT-TERM GAINS    PAID-IN-CAPITAL
------------------------------   ---------------------     -------------------------------- --------------------
Equity Fund                          $ 100,859                       $ (80,422)                $ (20,437)
Special Opportunity Fund             $  49,041                       $ (49,041)                $       -
Bancshares                           $  81,932                       $ (60,930)                $ (21,002)

Other- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC (the "Advisor") to manage the Funds' investments. As sole member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act. Under the terms of the Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Funds' investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions. As compensation for management services, the Income Fund, Equity Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Bancshares is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. For the period ended December 31, 2004, the Advisor earned fees of $84,371 from the Income Fund, $61,794 from the Equity Fund, $53,514 from the Special Opportunity Fund and $36,077 from the Bancshares. The Advisor has voluntarily agreed to waive management fees in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D Shares. These waivers may be discontinued at any time. For the period ended December 31, 2004, the Advisor waived fees of $43,166 for the Income Fund. In addition, the Advisor is contractually obligated to waive its management fee and/or reimburse a Fund in the amount, if any, for the Equity Fund, Special Opportunity Fund and Bancshares, by which each Fund's total annual operating expenses for the period ended December 31, 2004 exceed 5.00% of the average net assets of such Fund. At December 31, 2004, payables to the Advisor were $17, $7,389, $6,018, and $3,977 for the Income Fund, Equity Fund, Special Opportunity Fund, and Bancshares, respectively.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a "Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized. The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising. In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers. Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

For the period ended December 31, 2004 the fees paid were as follows:

                                                                                               AMOUNT
                                                                                             PAYABLE AT
                                                                                            DECEMBER 31,
               FUND                          ANNUAL RATE           FEES EARNED                  2004
-----------------------------------      --------------------   -------------------    -----------------------

           INCOME FUND
                Class C                                0.50%              $ 29,031
                Class D                                0.25%                 6,621
                                                                -------------------
                                                                          $ 35,652                    $ 3,734
                                                                -------------------    -----------------------
           EQUITY FUND
                Class C                                0.75%              $ 31,280
                Class D                                0.25%                 5,042
                                                                -------------------
                                                                          $ 36,322                    $ 4,378
                                                                -------------------    -----------------------
     SPECIAL OPPORTUNITY FUND
                Class C                                0.75%              $ 20,258
                Class D                                0.25%                 6,654
                                                                -------------------
                                                                          $ 26,912                    $ 2,988
                                                                -------------------    -----------------------
            BANCSHARES
                Class A                                0.25%                 $ 244
                Class D                                0.25%                 5,761
                                                                -------------------
                                                                           $ 6,005                    $   561
                                                                -------------------    -----------------------

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly. Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds' Annual and Semi-Annual Reports to shareholders, monitor the Funds' expense accruals and pay all expenses, monitor the Funds' Sub-Chapter M status, maintain the Funds' fidelity bond, monitor each Funds' compliance with such Funds' policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds' operations. For the period ended December 31, 2004, Ancora Capital Inc. earned $8,412 from the Income Fund, $6,160 from the Equity Fund, $5,336 from the Special Opportunity Fund, and $2,403 from Bancshares. As of December 31, 2004, Ancora Capital Inc. was owed $912, $739, $602, and $252 by the Income Fund, Equity Fund, Special Opportunity Fund, and Bancshares, respectively, for administrative services.

The Funds' Board of Trustees have determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor's judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions. For the period ended December 31, 2004, Ancora Securities Inc. received commissions on security transactions of $38,311 for the Income Fund, $11,870 for the Equity Fund, $19,618 for the Special Opportunity Fund, and $1,934 for Bancshares. Ancora Securities, Inc. was paid $2,000 in commissions on the sales of Bancshares, Class A shares from the Fund. The majority of that commission was paid out to representatives of Ancora Securities, Inc.

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to provide the Funds with fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Funds retain Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. (the "Distributor"), to act as the principal distributor of its shares. The Distributor receives an annual fee of $6,000 for its services to the Funds. This fee is being paid by Ancora Securities, Inc.

NOTE 4. INVESTMENTS

For the period ended December 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                                                                SPECIAL
                                                                              OPPORTUNITY
                                        INCOME FUND       EQUITY FUND             FUND            BANCSHARES
                                      ----------------   ---------------    ----------------    ---------------
PURCHASES
     U.S. Government Obligations                  $ -               $ -                $ -              $ -
     Other                                 15,612,851         9,155,331          8,753,719        2,177,907
SALES
     U.S. Government Obligations                  $ -               $ -                $ -              $ -
     Other                                  6,347,181         2,109,132          4,204,151          555,282

At December 31, 2004, the costs of securities, for federal income tax purposes is $10,930,019, $7,934,206, $6,544,296 and $2,683,387 for the Income Fund,
Equity Fund, Special Opportunity Fund and Bancshares, respectively. As of December 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                                                                    SPECIAL
                                                                                   OPPORTUNITY
                                              INCOME FUND       EQUITY FUND          FUND          BANCSHARES
                                             ---------------   ---------------   --------------   --------------
Gross Appreciation                                $ 146,836       $ 1,076,154        $ 874,894        $ 261,392
Gross (Depreciation)                                (62,334)          (93,500)         (52,641)               -
                                             ---------------   ---------------   --------------   --------------

Net Appreciation on Investments                    $ 84,502         $ 982,654        $ 822,253        $ 261,392
                                             ===============   ===============   ==============   ==============

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

                     FUND                             PERCENTAGE
                    ------                            ------------
Ancora Income Fund Class C                                97.33%
Ancora Income Fund Class D                                84.39%
Ancora Equity Fund Class C                               100.00%
Ancora Equity Fund Class D                                97.73%
Ancora Special Opportunity Fund Class C                   95.15%
Ancora Special Opportunity Fund Class D                   89.07%
Ancora Bancshares Class A                                100.00%
Ancora Bancshares Class D                                 96.28%

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At December 31, 2004, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $83,133, which expires in 2012. To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

ANCORA INCOME FUND CLASS C AND CLASS D. For the period ended December 31, 2004, the Fund paid monthly distributions of net investment income totaling $0.50 per share to Class C and $0.50 per share to Class D shareholders.

ANCORA SPECIAL OPPORTUNITY FUND CLASS C AND CLASS D. For the period ended December 31, 2004, the Fund paid distributions of short term capital gains totaling $0.12 per share to Class C and $0.12 per share to Class D shareholders.

For the period ended December 31, 2004, no distributions were paid from the Equity Fund or the Bancshares to shareholders.

The tax character of distributions paid during the period ended December 31, 2004 were as follows:

                                                                      SPECIAL         SPECIAL
                                     INCOME           INCOME        OPPORTUNITY     OPPORTUNITY
                                      FUND             FUND            FUND            FUND
                                    CLASS C          CLASS D          CLASS C         CLASS D
                                 ---------------  ---------------  --------------  --------------
Ordinary income                       $ 323,660        $ 150,318      $        -      $        -
Short-term Capital Gain                       -                -          77,674          64,821
Long-term Capital Gain                        -                -               -               -
                                 ---------------  ---------------  --------------  --------------
                                      $ 323,660        $ 150,318      $   77,674      $   64,821
                                 ===============  ===============  ==============  ==============

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                      SPECIAL
                                                     INCOME           EQUITY        OPPORTUNITY
                                                      FUND             FUND            FUND         BANCSHARES
                                                 ---------------  ---------------  --------------  --------------
Accumulated undistributed ordinary income               $ 2,191       $        -      $        -     $         -
Accumulated undistributed short-term
  capital gains / (losses)                              (83,133)               -         115,626               -
Unrealized appreciation                                  84,502          982,654         822,253         261,392
                                                 ---------------  ---------------  --------------  --------------
                                                        $ 3,560       $  982,654      $  937,879     $   261,392
                                                 ===============  ===============  ==============  ==============

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

                                  ANCORA TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 8. CHANGE IN ACCOUNTANTS

On February 22, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified Ancora Trust of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

On March 9, 2004, the Funds' Audit Committee and Board of Trustees selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Funds' auditors for the fiscal year ending December 31, 2004, to be effective upon the resignation of McCurdy.

On March 9, 2004, upon receipt of notice that Cohen was selected as the Funds' auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Funds. McCurdy's report dated November 14, 2003 on Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund and Ancora Bancshares Statements of Assets and Liabilities as of November 14, 2003 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the period November 14, 2003 through the engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Statements of Assets and Liabilities as of that date.

Neither the Funds nor anyone on their behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

NOTE 9. SUBSEQUENT EVENTS

On January 12, 2005, the Funds notified the Distributor of their intent to terminate the Distribution Agreement. Upon transition, Ancora Securities, Inc. will become the Distributor for the Funds. The terms of the new agreement and the effective date have not yet been determined.

The Funds' Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (866) 626-2672 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from Funds' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                           ------------

DIRECTORS
Richard A. Barone
Raj Aggarwal
Donald Lerner
Anne Peterson Ogan

OFFICERS
Richard A. Barone, Chairman and Treasurer
Bradley Zucker, Secretary

INVESTMENT ADVISOR
Ancora Advisors LLC
One Chagrin Highlands
2000 Auburn Drive,
Suite 430
Cleveland, OH 44122

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
McDonald Hopkins Co., LPA
2100 Bank One Center
600 Superior Avenue E.
Cleveland, OH 44114

CUSTODIAN
U.S. Bank N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

The Fund's Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

MANAGEMENT OF THE FUNDS - (UNAUDITED)

         The Board of Trustees is responsible for managing the Funds' business affairs and for exercising each Fund's powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Fund. Each Trustee who is or may be deemed to be an "interested person" of the Fund, as defined in the Act, is indicated by an asterisk.

INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE         POSITION(S)TERM OF OFFICE  PRINCIPAL OCCUPATION(S) DURING   NUMBER OF PORTFOLIOS  OTHER
                              HELD WITH  (2) AND LENGTH  THE PAST 5 YEARS                 IN FUND COMPLEX       DIRECTORSHIPS
                              THE FUND   OF TIME SERVED                                   OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Richard A. Barone (1)         Chairman,  Since August    Portfolio Manager of Fifth                 4               None.
One Chagrin Highlands         Treasurer  2, 2003         Third Investment Advisors from
2000 Auburn Drive, Suite 420  and                        2001 to 2003; Chief Executive
Cleveland, Ohio 44122,        Trustee                    Officer of Maxus Investment
61                                                       Group (financial services)
                                                         until 2001, Portfolio Manager
                                                         of Maxus Income Fund, Maxus
                                                         Equity Fund and Maxus
                                                         Aggressive Value Fund until
                                                         2001.
-------------------------------------------------------------------------------------------------------------------------------

(1) Richard A. Barone is considered an "interested person" as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with the Advisor.
(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE         POSITION   TERM OF OFFICE  PRINCIPAL OCCUPATION(S) DURING   NUMBER OF PORTFOLIOS  OTHER
                              HELD WITH  (1) AND LENGTH  THE PAST 5 YEARS                 IN FUND COMPLEX       DIRECTORSHIPS
                              THE FUND   OF TIME  SERVED                                  OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Raj Aggarwal                  Trustee    Since November  Firestone Chair in and                     4               None.
Firestone Chair in Finance,              15, 2003        Professor of Finance at Kent
Graduate School of                                       State University from 1999 to
Management, BSA 434, Kent                                the present; Mellon Chair in
State University, Kent                                   and Professor of Finance at
State, OH 44242,                                         John Carroll University from
56                                                       1987 to 1999.
-------------------------------------------------------------------------------------------------------------------------------
Donald Lerner                 Trustee    Since November  Consultant to the marking                  4               None.
200 North Folk Dr.,                      15, 2003        device industry and private
Bentleyville, OH 44022,                                  investor.  Owner of Ace Rubber
68                                                       Company (marking devices) until
                                                         1999.
-------------------------------------------------------------------------------------------------------------------------------
Anne Peterson Ogan, 115 West  Trustee    Since November  President of The Proper                    4               None.
Juniper Lane, Moreland                   15, 2003        Analysis Corp. (investment
Hills, OH 44022,                                         management firm) from 1993 to
56                                                       the present.
-------------------------------------------------------------------------------------------------------------------------------

(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

         For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table.

----------------------------------------------------------------------------
NAME OF TRUSTEE  POSITIONS HELD WITH AFFILIATED PERSONS OR
                 PRINCIPAL UNDERWRITERS OF THE FUNDS
----------------------------------------------------------------------------
Richard A.       Ancora Advisors LLC, President
Barone           Ancora Securities, Inc., President
                 Ancora Capital Inc., Chairman
----------------------------------------------------------------------------

FUND HOLDINGS - (UNAUDITED)

ANCORA INCOME FUND PORTFOLIO ANALYSIS AS OF DECEMBER 31, 2004 1

                                [CHART OMITTED]

Closed-End Bond Funds                     36.24%
Coperate Bond Trust Certificates          31.89%
Short-Term Securities                     16.03%
Reit Preferred Shares                      8.92%
Convertible Preferred                      7.54%
Preferred Stocks                           0.36%
Cash and other assets less liabilities   (0.98)%

1 As a percent of net assets

The Fund's investment objective is to obtain a high total return, a combination of income and capital appreciation in the value of its shares. The Fund pursues this objective by investing in publicly traded equity securities.

ANCORA EQUITY FUND PORTFOLIO ANALYSIS AS OF DECEMBER 31, 2004 1

                                [CHART OMITTED]

Common Stock                              91.09%
Short-Term Securities                      9.07%
Cash and other assets less liabilities   (0.16)%

1 As a percent of net assets

The Fund's investment objective is to obtain a high total return, a combination of income and capital appreciation in the value of its shares. The Fund pursues this objective by investing in publicly traded equity securities.

ANCORA SPECIAL OPPORTUNITY FUND PORTFOLIO ANALYSIS AS OF DECEMBER 31, 2004 1

                                [CHART OMITTED]

Common Stock                               74.53%
Short-Term Securities                      23.41%
Investment Companies                        4.25%
Cash and other assets less liabilitieS    (2.19)%

1 As a percent of net assets

The Fund's investment objective is to obtain a high total return. The Fund pursues this objective by seeking out and investing in companies which the Advisor believes have the potential for superior returns.

ANCORA BANCSHARES PORTFOLIO ANALYSIS AS OF DECEMBER 31, 2004 1

                                [CHART OMITTED]

Common Stock                                64.82%
Short-Term Securities                       33.32%
Cash and other assets less liabilities       1.86%

1 As a percent of net assets

The Fund's investment objective is to obtain a high total return. The Fund pursues this objective by investing primarily in companies in a group of related industries that provide financial services.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses
---------------
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- ------------------------------------
  ANCORA INCOME FUND - CLASS C      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE                 JULY 1 -DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,083.60                        $10.45
(8.36% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,015.10                        $10.11
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class C annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).


---------------------------------- -------------------- -------------------------- ------------------------------------
  ANCORA INCOME FUND - CLASS D      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE                 JULY 1 -DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,084.60                         $9.15
(8.46% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,016.36                         $8.85
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class D annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
  ANCORA EQUITY FUND - CLASS C      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE                JULY 1 - DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,113.90                        $15.45
(11.39% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,010.51                        $14.70
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class C annualized expense ratio of 2.92%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).


---------------------------------- -------------------- -------------------------- ------------------------------------
  ANCORA EQUITY FUND - CLASS D      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE                JULY 1 - DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,116.60                        $12.27
(11.66% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,013.54                        $11.67
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class D annualized expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
 ANCORA SPECIAL OPPORTUNITY FUND    BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
            - CLASS C                     VALUE                   VALUE                JULY 1 - DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,143.80                        $17.17
(14.38% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,009.12                        $16.09
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class C annualized expense ratio of 3.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
 ANCORA SPECIAL OPPORTUNITY FUND    BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
            - CLASS D                     VALUE                   VALUE                JULY 1 - DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,147.40                        $14.44
(14.74% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,011.69                        $13.52
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class D annualized expense ratio of 2.69%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
   ANCORA BANCSHARES - CLASS A      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE                JULY 1 - DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,096.80                        $19.07
(9.68% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,006.95                        $18.25
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class A annualized expense ratio of 3.64%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
   ANCORA BANCSHARES - CLASS D      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE                JULY 1 - DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,088.30                        $21.84
(8.83% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,004.22                        $20.96
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's Class D annualized expense ratio of 4.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

                                     [LOGO]
                                ANCORA ADVISORS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)      Accountability for adherence to the code.

(c)      Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)      Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the experience provided by the members of the audit committee together offers adequate oversight for the registrants level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      AUDIT FEES
         ----------

         FY 2004                     $ 36,255

(b)      AUDIT-RELATED FEES
         ------------------

                                    Registrant                       Adviser
                                    ----------                       --------

         FY  2004  [year]           $ N/A                           $     N/A


 (c)     TAX FEES
         --------

                                    Registrant                       Adviser
                                    ----------                       -------

         FY 2004                     $   4,300                      $    N/A


(d)      ALL OTHER FEES

                                    Registrant                       Adviser
                                    ----------                       -------

         FY   2004 [year]           $     N/A                       $   N/A


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 9, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Code is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Ancora Trust

By (Signature and Title)

*   /s/ Richard Barone
-----------------------------------
         Richard Barone, President

Date 2/28/05
-----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*  /s/ Richard Barone
--------------------------------------------
   Richard Barone, Chairman and Treasurer

Date  2/28/05
--------------------------------